GE PRIVATE ASSET MANAGEMENT FUNDS, INC.
                            SUPPLEMENT TO PROSPECTUS
                             DATED JANUARY 28, 2005

      Effective immediately, the first sentence of the second paragraph on page 8 is amended as follows:

      "GEPAM is located at 16501 Ventura Blvd, Suite 201, Encino CA 91436-2007."

      In addition, the back cover of the prospectus is amended as follows:

      "By mail:  GE Private Asset Management Funds, Inc.
                 16501 Ventura Blvd, Suite 201
                 Encino, CA  91436-2007"


      "Investment Manager:
      GE Private Asset Management, Inc.
      16501 Ventura Blvd, Suite 201
      Encino, CA  91436-2007"